FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Current Available-for-sale Marketable Securities
At December 31, 2020, current available-for-sale marketable debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Treasury discount notes	$224,976	$3	$—	$224,979
Total available-for-sale marketable debt securities	$224,976	$3	$—	$224,979

Schedule of Long-term Investments
Investment in MGM Resorts International

	December 31,
	2020	2019
	(In thousands)
Investment in MGM Resorts International ("MGM")	$1,860,158	$—
Long-term investments consist of:

	December 31,
	2020	2019
	(In thousands)
Equity securities without readily determinable fair values	$296,491	$347,975
Equity method investment	1,152	—
Total long-term investments	$297,643	$347,975

Schedule of Realized and Unrealized Gains (Losses) on Investments
The following table presents a summary of unrealized gains and losses recorded in other (expense) income, net, as adjustments to the carrying value of equity securities without readily determinable fair values held as of December 31, 2020 and 2019.

	Years Ended December 31,
	2020	2019
	(In thousands)
Upward adjustments (gross unrealized gains)	$—	$19,698
Downward adjustments including impairments (gross unrealized losses)	(51,484)	(1,193)
Total	$(51,484)	$18,505
Realized and unrealized gains and losses for the Company's marketable equity securities and investments without readily determinable fair values for the years ended December 31, 2020 and 2019 are as follows:

	Years Ended December 31,
	2020	2019	2018
	(In thousands)
Realized gains, net, for equity securities sold	$2,161	$22,880	$27,366
Unrealized gains, net, on equity securities held	797,565	18,505	126,063
Total gains recognized, net	$799,726	$41,385	$153,429

Schedule of Financial Instruments Measured at Fair Value on Recurring Basis
The following tables present the Company's financial instruments that are measured at fair value on a recurring basis:

	December 31, 2020
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$1,769,239	$—	$—	$1,769,239
Treasury discount notes	—	1,224,966	—	1,224,966
Time deposits	—	2,721	—	2,721
Marketable debt securities:
Treasury discount notes	—	224,979	—	224,979
Investment in MGM Resorts International	1,860,158	—	—	1,860,158
Other non-current assets:
Warrant	—	—	5,276	5,276
Total	$3,629,397	$1,452,666	$5,276	$5,087,339

Liabilities:
Contingent consideration arrangement	$—	$—	$—	$—

	December 31, 2019
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$699,589	$—	$—	$699,589
Time deposits	—	23,040	—	23,040
Other non-current assets:
Warrant	—	—	8,495	8,495
Total	$699,589	$23,040	$8,495	$731,124

Liabilities:
Contingent consideration arrangement	$—	$—	$(6,918)	$(6,918)

Schedule of Unobservable Inputs in Fair Value Measurement
The following table presents the changes in the Company's financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Years Ended December 31,
	2020		2019
	Warrant	Contingent Consideration Arrangements	Warrant	Contingent Consideration Arrangement
	(In thousands)
Balance at January 1	$8,495	$(6,918)	$—	$(26,657)
Fair value at date of acquisition	—	(1,000)	17,618	—
Total net (losses) gains:
Included in earnings:
Fair value adjustments	(3,219)	6,918	(9,123)	19,739
Settlements	—	1,000	—	—
Balance at December 31	$5,276	$—	$8,495	$(6,918)

Schedule of Carrying Value and the Fair Value of Financial Instruments Measured at Fair Value Only for Disclosure Purposes
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes:

	December 31, 2020		December 31, 2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Notes receivable—related party, current	$—	$—	$55,251	$55,251
Current portion of long-term debt	$—	$—	$(13,750)	$(13,681)
Long-term debt, net(a)	$(712,277)	$(725,700)	$(231,946)	$(232,581)
_________________
(a)    At December 31, 2020 and 2019, the carrying value of long-term debt, net includes unamortized original issue discount and debt issuance costs of $7.7 million and $1.8 million, respectively.